Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Contractual Obligation [Line Items]
2021	$ 65,905
2022	14,391
2023	2,620
2024	701
2025	37
Thereafter	0
Total Payments Required	83,654
Royalties and expenditures for licensed content of games [Member]
Contractual Obligation [Line Items]
2021	28,423
2022	7,870
2023	0
2024	0
2025	0
Thereafter	0
Total Payments Required	36,293
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2021	14,084
2022	150
2023	102
2024	0
2025	0
Thereafter	0
Total Payments Required	14,336
Interest payment commitment [Member]
Contractual Obligation [Line Items]
2021	6,623
2022	1,458
2023	1,334
2024	628
2025	0
Thereafter	0
Total Payments Required	10,043
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2021	4,144
2022	3,647
2023	1,165
2024	73
2025	37
Thereafter	0
Total Payments Required	9,066
Purchase of content and services — others [Member]
Contractual Obligation [Line Items]
2021	6,715
2022	236
2023	19
2024	0
2025	0
Thereafter	0
Total Payments Required	6,970
Purchase of content and services — video [Member]
Contractual Obligation [Line Items]
2021	5,398
2022	1,006
2023	0
2024	0
2025	0
Thereafter	0
Total Payments Required	6,404
Others [Member]
Contractual Obligation [Line Items]
2021	518
2022	24
2023	0
2024	0
2025	0
Thereafter	0
Total Payments Required	$ 542